Going Concern and Significant Accounting Policies (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
Useful Life of vehicles	5 years
Useful Life of Mining equipments	10 years	10 years